Income taxes (Tables)	12 Months Ended
Mar. 31, 2023
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
Reconciliations of the differences between the income tax expenses of the Company and the PRC statutory EIT rate applicable to losses of the consolidated entities are as follows:

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Loss before income taxes	(193,391)	(134,812)	(106,805)
Income tax computed at respective applicable tax rates	(48,348)	(33,702)	(26,701)
Effect of different tax jurisdiction	14,272	2,341	12,323
Super deduction for research and development expenses (a)	(2,632)	(1,881)	(456)
Non-deductible expenses	140	97	728
Change in valuation allowance	37,439	34,716	15,017

Total	871	1,571	911

(a)
According to the relevant laws and regulations promulgated by the State Administration of Tax of the PRC, from 2018 onwards, enterprises engaging in research and development activities are entitled to claim 175% of their qualified research and development expenses so incurred as tax deductible expenses. The additional deduction of 75% of qualified research and development expenses (the “Super Deduction”) can be directly claimed in the annual EIT filing. For the years end March 31, 2021, 2022 and 2023, the Super Deduction for research and development expenses available to the Company amounted to RMB2.6 million, RMB1.9 million and RMB0.5 million, respectively.

Reconciliations between the effective income tax rate and the PRC statutory income tax rates are as follows:

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
PRC statutory income tax rates	25%	25%	25%
Tax holiday effect	1%	3%	(1%)
Difference in tax rates of subsidiaries outside PRC	(8%)	(8%)	(10%)
Super deduction for research and development expenses	1%	1%	0%
Non-deductible expenses	0%	0%	1%
Change in valuation allowance	(19%)	(20%)	(14%)

Effective income tax rate	0%	1%	1%

Summary of Income Tax Holiday
The provisions for income taxes for the years ended March 31, 2021, 2022 and 2023 differ from the amounts computed by applying the EIT primarily due to change in valuation allowance provided and tax differential from certain subsidiaries with preferential tax rates of the Company.
The following table sets forth the effect of tax holiday effect on China operations:

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Tax holiday effect	1,074	3,513	1,235
Basic and diluted net loss per share effect	0.02	0.05	0.02

Schedule of Components of Income Tax Expense (Benefit)
The current and deferred portions of income tax expenses included in the consolidated statements of loss and comprehensive loss are as follows:

	Year ended March 31, 2021	Year ended March 31, 2022	Year ended March 31, 2023
	RMB	RMB	RMB
Current income tax expense/(benefit)	1,018	(582)	78
Deferred tax benefit	(1,889)	(989)	(989)

Income tax credit, net	(871)	(1,571)	(911)

Schedule of Deferred Tax Assets And Tax Liabilities
Deferred taxes were measured using the enacted tax rates for the periods in which they are expected to be reversed. The tax effects of temporary differences that give rise to the deferred tax asset and liabilities balances as of March 31, 2022 and 2023 are as follows:

	As of March 31, 2022	As of March 31, 2023
	RMB	RMB
Deferred tax assets:
Net accumulated loss-carry forward	172,059	163,526
Deferred deductible advertising expense	2,483	—
Allowance	78	238
Contract liabilities	419	172
Accruals	2,208	842
Fair Value Change	—	1,891
Less: Valuation allowance	(177,247)	(166,669)

Net deferred tax assets	—	—

Deferred tax liabilities:
Recognition of intangible assets arising from asset acquisition and business combination	(5,130)	(4,141)
Unrealized fair value change of the available-for-sale debt investments	283	—

Net deferred tax liabilities	(4,847)	(4,141)

Summary of Valuation Allowance
Movement of valuation allowance is as follows:

	Year Ended March 31, 2021	Year Ended March 31, 2022	Year Ended March 31, 2023
	RMB	RMB	RMB
Beginning balance	112,539	149,978	177,247
Change of valuation allowance	37,439	27,269	15,017
Written-off for expiration of net operating losses	—	—	(22,995)
Decrease of valuation allowances related to the disposal of a subsidiary	—	—	(2,600)

Ending balance	149,978	177,247	166,669